Share-Based Compensation (Tables)	12 Months Ended
Sep. 30, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Compensation Cost Relating to Share-Based Payments

The amounts and location of compensation cost relating to share-based payments included in consolidated statements of income is as follows:

(Millions of dollars)	2014	2013	2012
Cost of products sold	$23	$20	$18
Selling and administrative expense	74	66	59
Research and development expense	16	14	12

	$113	$100	$89

Assumptions for Estimation of Fair Values of Stock Appreciation Rights Granted During Reporting Periods

The fair value was estimated on the date of grant using a lattice-based binomial option valuation model that uses the following weighted-average assumptions:

	2014	2013	2012
Risk-free interest rate	2.31%	1.33%	1.67%
Expected volatility	19.0%	21.0%	22.0%
Expected dividend yield	2.00%	2.60%	2.50%
Expected life	7.8 years	8.0 years	7.9 years
Fair value derived	$19.90	$12.08	$12.61

Summary of SARs Outstanding

A summary of SARs outstanding as of September 30, 2014 and changes during the year then ended is as follows:

	SARs (in thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (Millions of dollars)
Balance at October 1	8,594	$73.52
Granted	1,073	108.89
Exercised	(1,728)	72.56
Forfeited, canceled or expired	(87)	80.30

Balance at September 30	7,852	$78.49	6.13	$277

Vested and expected to vest at September 30	7,562	$78.16	6.06	$270

Exercisable at September 30	4,950	$73.40	4.98	$200

Summary of Stock Options Outstanding

A summary of stock options outstanding as of September 30, 2014 and changes during the year then ended is as follows:

	Stock Options (in thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (Millions of dollars)
Balance at October 1	435	$49.74
Exercised	(337)	49.43
Forfeited, canceled or expired	(23)	38.78

Balance at September 30	74	$54.57	0.15	$4

Vested at September 30	74	$54.57	0.15	$4

Exercisable at September 30	74	$54.57	0.15	$4

Summary of Performance-Based Restricted Stock Units Outstanding

A summary of performance-based restricted stock units outstanding as of September 30, 2014 and changes during the year then ended is as follows:

	Stock Units (in thousands)	Weighted Average Grant Date Fair Value
Balance at October 1	1,651	$74.15
Granted	382	110.58
Distributed	(80)	76.64
Forfeited or canceled	(698)	77.06

Balance at September 30(A)	1,255	$83.47

Expected to vest at September 30(B)	526	$79.98

(A)	Based on 200% of target payout.

(B)	Net of expected forfeited units and units in excess of the expected performance payout of 84 thousand and 645 thousand shares, respectively.

Summary of Time-Vested Restricted Stock Units Outstanding

A summary of time-vested restricted stock units outstanding as of September 30, 2014 and changes during the year then ended is as follows:

	Stock Units (in thousands)	Weighted Average Grant Date Fair Value
Balance at October 1	2,787	$71.81
Granted	904	102.74
Distributed	(407)	75.80
Forfeited or canceled	(270)	77.67

Balance at September 30	3,015	$80.03

Expected to vest at September 30	2,829	$79.70